Note 27 - Income taxes (Detail) - Valuation allowance movements: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, Valuation Allowance	$ 6,380,313	$ 6,567,518
Segment, Continuing Operations [Member]
Balance, Valuation Allowance	2,884,640	2,139,558
Movement	(169,282)	634,103
Translation Difference	7,528	110,979
Balance, Valuation Allowance	2,722,886	2,884,640
Segment, Discontinued Operations [Member]
Balance, Valuation Allowance	3,682,878	5,320,546
Movement		(1,835,533)
Translation Difference	(25,451)	197,865
Balance, Valuation Allowance	$ 3,657,427	$ 3,682,878